FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - Senior Notes - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value Measurements
Long-term debt, fair value	$ 303.8	$ 385.4
Fair Value | Fair Value, Inputs, Level 2
Fair Value Measurements
Long-term debt, fair value	$ 304.1	$ 388.2